Noncontrolling Interest	12 Months Ended
Dec. 31, 2023
Noncontrolling Interest
Noncontrolling Interest
12.	Noncontrolling Interest

As of December 31, 2023, the Group’s noncontrolling interest mainly included equity interest in DouYu Japan. The following schedule shows the effects of changes in the ownership interest of the Company in its subsidiaries on equity attributed to DouYu International for the years ended December 31, 2021, 2022 and 2023.

Below are the changes in the Group’s ownership in its subsidiaries on the Group’s equity.

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net (loss) income attributable to DouYu’s ordinary shareholders	(581,883,146)	(75,422,408)	35,517,634
Transfers to noncontrolling interest
Decrease in DouYu’s additional paid-in capital due to additional capital contribution in DouYu Japan (1)	—	(14,992,166)	—
Net transfers to noncontrolling interest	—	(14,992,166)	—
Change from net income attribute to DouYu and transfers to noncontrolling interest	(581,883,146)	(90,414,574)	35,517,634
(1)	During the year ended December 31, 2022, the Group acquired additional newly issued common shares of DouYu Japan with consideration of JPY7,499,997,600 (equivalent to RMB397,078,638). As a result of this transaction, the noncontrolling interest shareholder’s ownership interest decreased from 28.9% to 22.4%. The difference of RMB14,992,166 between the cash consideration paid and the carrying amount of the noncontrolling interest was recorded as an adjustment to the Group’s additional paid-in capital.